Finance debt - Summary of fair value and carrying value of borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Short-term borrowings
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value	$ 2,191	$ 1,237
Financial liabilities	2,191	1,237
Long-term borrowings
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value	60,755	74,855
Financial liabilities	58,985	71,427
Borrowings
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value	62,946	76,092
Financial liabilities	$ 61,176	$ 72,664